COMMITMENTS (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Jan. 16, 2018	Dec. 19, 2017	Nov. 08, 2017	Jul. 26, 2017	Jan. 04, 2017	Jan. 31, 2018	Apr. 30, 2017
Value of shares issued						$ (1,900,000)	$ 30,000
Strategic Management and Advisory Agreement [Member]
Number of shares issued (in shares)				1,000,000
Value of shares issued				$ 250,000
Consulting expense				$ 3,000		145,833
Strategic Management and Advisory Agreement [Member]
Number of shares issued (in shares)		2,000,000
Consulting expense		$ 10,000				660,000
Equity Research Service Agreement [Member]
Number of shares issued (in shares)	150,000				150,000
Value of shares issued	$ 57,000
Consulting expense					$ 57,000	$ 4,750
Financial Advisor Agreement [Member]
Consulting fees			$ 20,000
Percentage of cash fee under debt financing cost (in percent)			10.00%
Debt financing costs			$ 50,000